UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           ------------------------------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017
           ------------------------------------

Form 13F File Number: 28-5227
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2392
        -------------------------

Signature, Place, and Date of Signing:

/s/ Michael Lewittes                   New York, NY                   8/14/2007
--------------------                   ------------                   ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              NONE
                                         -----------
Form 13F Information Table Entry Total:           52
                                         -----------
Form 13F Information Table Value Total:   $1,767,150
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AK STL HLDG CORP               COM              001547108    72552 1941439 SH       SOLE             1941439      0    0
ALCAN INC                      COM              013716105    97224 1195869 SH       SOLE             1195869      0    0
ALCOA INC                      CALL             013817901    11933 1473200     CALL SOLE             1473200      0    0
AMERICAN STD COS INC DEL       COM              029712106    27196  461100 SH       SOLE              461100      0    0
ANHEUSER BUSCH COS INC         COM              035229103    52160 1000000 SH       SOLE             1000000      0    0
APPLEBEES INTL INC             COM              037899101    23191  962300 SH       SOLE              962300      0    0
ATLAS AIR WORLDWIDE HLDS IN    COM NEW          049164205    27597  468221 SH       SOLE              468221      0    0
AVON PRODS INC                 CALL             054303902    14211 2059500     CALL SOLE             2059500      0    0
BAUSCH & LOMB INC              COM              071707103     6944  100000 SH       SOLE              100000      0    0
BAUSCH & LOMB INC              CALL             071707903      612  415000     CALL SOLE              415000      0    0
BERRY PETE CO                  CL A             085789105    29310  777855 SH       SOLE              777855      0    0
BRINKER INTL INC               CALL             109641900    11354 2610000     CALL SOLE             2610000      0    0
CVS CAREMARK CORPORATION       CALL             126650900    36065 4307100     CALL SOLE             4307100      0    0
CAREER EDUCATION CORP          COM              141665109    66240 1961500 SH       SOLE             1961500      0    0
CERIDIAN CORP NEW              COM              156779100    81606 2331600 SH       SOLE             2331600      0    0
CLEAN ENERGY FUELS CORP        COM              184499101     7624  607000 SH       SOLE              607000      0    0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209    45107 1012514 SH       SOLE             1012514      0    0
EQUITABLE RES INC              COM              294549100    33439  674712 SH       SOLE              674712      0    0
FAIR ISAAC CORP                COM              303250104    31574  787000 SH       SOLE              787000      0    0
GENERAL MTRS CORP              CALL             370442905    31386 2975000     CALL SOLE             2975000      0    0
GRANITE CONSTR INC             COM              387328107    67448 1050924 SH       SOLE             1050924      0    0
HANOVER COMPRESSOR CO          COM              410768105    16695  700000 SH       SOLE              700000      0    0
HILTON HOTELS CORP             CALL             432848909     7099 1944900     CALL SOLE             1944900      0    0
ISHARES TR                     PUT              464287951     9144 2750000     PUT  SOLE             2750000      0    0
LIMITED BRANDS INC             COM              532716107   146610 5340993 SH       SOLE             5340993      0    0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207    49235 1059509 SH       SOLE             1059509      0    0
MARTIN MARIETTA MATLS INC      CALL             573284906    16440  600000     CALL SOLE              600000      0    0
MIDCAP SPDR TR                 PUT              595635953     9975 1750000     PUT  SOLE             1750000      0    0
NRG ENERGY INC                 CALL             629377908     9434 1283600     CALL SOLE             1283600      0    0
PHILLIPS VAN HEUSEN CORP       COM              718592108    79515 1312772 SH       SOLE             1312772      0    0
PUBLIC SVC ENTERPRISE GROUP    CALL             744573906    16875  900000     CALL SOLE              900000      0    0
RCN CORP                       COM NEW          749361200    15584  829378 SH       SOLE              829378      0    0
ROSS STORES INC                COM              778296103    85797 2785605 SH       SOLE             2785605      0    0
SOTHEBYS                       CALL             835898907    10643 1650000     CALL SOLE             1650000      0    0
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109    18822  942510 SH       SOLE              942510      0    0
TEVA PHARMACEUTICAL INDS LTD   CALL             881624909    29929 2613900     CALL SOLE             2613900      0    0
TIFFANY & CO NEW               COM              886547108    94165 1774690 SH       SOLE             1774690      0    0
UNITED PARCEL SERVICE INC      CL B             911312106    16425  225000 SH       SOLE              225000      0    0
UNITED PARCEL SERVICE INC      CALL             911312906     8150 1000000     CALL SOLE             1000000      0    0
URBAN OUTFITTERS INC           COM              917047102    34082 1418300 SH       SOLE             1418300      0    0
WERNER ENTERPRISES INC         COM              950755108    26398 1310053 SH       SOLE             1310053      0    0
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205    47409 1385015 SH       SOLE             1385015      0    0
FELCOR LODGING TR INC          COM              31430F101    17587  675635 SH       SOLE              675635      0    0
HESS CORP                      CALL             42809H907     9354  989800     CALL SOLE              989800      0    0
HEWITT ASSOCS INC              COM              42822Q100    14431  450966 SH       SOLE              450966      0    0
ICO GLOBAL COMM HLDG LTD DE    CL A             44930K108     6473 1860102 SH       SOLE             1860102      0    0
KRAFT FOODS INC                CL A             50075N104    17273  490000 SH       SOLE              490000      0    0
SPDR TR                        PUT              78462F953     8125 2500000     PUT  SOLE             2500000      0    0
SHIRE PLC                      CALL             82481R906    18332 1899700     CALL SOLE             1899700      0    0
VICTORY ACQUISITION CORP       UNIT 99/99/9999  92644D209     3306  300000 SH       SOLE              300000      0    0
HERBALIFE LTD                  COM USD SHS      G4412G101   124320 3135435 SH       SOLE             3135435      0    0
INGERSOLL-RAND COMPANY LTD     CALL             G4776G901    24750 2500000     CALL SOLE             2500000      0    0
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